JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210

December 23, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) on behalf of: Equity Income Trust Money Market Trust Money Market Trust B (the “funds”) File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on December 11, 2015 on behalf of the funds pursuant to Rule 497(e) (Accession No. 0001133228-15-006329), which is incorporated by reference into this Rule 497 Document.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document